CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,453,505	$ 141,944	$ 48,589
Prepaid expenses and deposits	82,504	82,504	15,004
Deferred financing costs			13,439
Total Current Assets	1,536,009	224,448	77,032
Current Liabilities
Accounts payable and accrued liabilities	703,323	693,362	3,778,401
Research agreement obligations	492,365	492,365	492,365
Derivative liability - conversion option			582,300
Derivative liability - warrants	2,052,975	9,415	140,504
Convertible notes payable			3,161,977
Loans payable, related party (2013 - $5,200)			42,200
Promissory notes, related party	52,942	52,942	277,942
Due to related parties			369,346
Total Current Liabilities	3,301,605	1,248,084	8,845,035
COMMITMENTS AND CONTINGENCIES
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized 20,318,815 shares issued and outstanding (2013 - 1,465,712)	32,639	20,319	1,466
Additional paid-in capital	85,493,220	85,265,776	46,715,500
Accumulated deficit	(87,291,455)	(86,309,731)	(55,426,635)
Accumulated other comprehensive loss			(58,334)
Total Stockholders’ Equity (Deficit)	(1,765,596)	(1,023,636)	(8,768,003)
Total Liabilities and Stockholders’ Equity (Deficit)	1,536,009	224,448	77,032
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock value
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock value